Organization and Business Operations, Extension of Combination Period (Q3) (Details)				1 Months Ended		9 Months Ended		12 Months Ended
	Dec. 11, 2023 USD ($) Extension $ / shares shares	Apr. 25, 2023 USD ($) Extension $ / shares shares	Apr. 05, 2023 USD ($) Extension $ / shares	Nov. 30, 2023 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	May 09, 2023 USD ($) $ / shares	Dec. 31, 2021 shares
Extension of Combination Period [Abstract]
Period of extension to consummate business combination						1 month		1 month
Period of advance notice to consummate initial business combination						5 days		5 days
Period of additional charter extension date						12 months
Redemption limitation amendment proposal amount		$ 5,000,000
Number of business days						10 days
Lenders contribution deposited in trust account		$ 162,500
Lenders contribution deposited in trust account (in dollars per share) | $ / shares		$ 0.0325
Trust extension funding						$ 975,000	$ 0
Warrants price (in dollars per share) | $ / shares									$ 1
Subsequent Event [Member]
Extension of Combination Period [Abstract]
Lenders contribution deposited in trust account			$ 1,462,500
Lenders contribution deposited in trust account (in dollars per share) | $ / shares			$ 0.2925
Trust extension funding				$ 1,300,000	$ 1,137,500
Additional cash deposited in Trust Account				$ 162,500	$ 162,500
Sponsor [Member]
Extension of Combination Period [Abstract]
Principal amount									$ 487,500
Class A Common Stock [Member]
Extension of Combination Period [Abstract]
Common stock subject to possible redemption (in shares) | shares		17,297,209				5,702,791		23,000,000		23,000,000
Common stock subject to possible redemption (in dollars per share) | $ / shares		$ 0.0001
Redemption price (in dollars per share) | $ / shares		$ 10.4				$ 10.79		$ 10.31
Aggregate redemption amount		$ 179,860,588				$ 179,860,588
Trust extension funding						975,000		$ 0
Class A Common Stock [Member] | Subsequent Event [Member]
Extension of Combination Period [Abstract]
Common stock subject to possible redemption (in shares) | shares	3,985,213
Redemption price (in dollars per share) | $ / shares	$ 10.95
Aggregate redemption amount	$ 43,638,082
Lenders contribution deposited in trust account	$ 120,000
Lenders contribution deposited in trust account (in dollars per share) | $ / shares	$ 0.06
Maximum [Member]
Extension of Combination Period [Abstract]
Number of extensions to extend time to consummate a business combination | Extension		9
Period of additional charter extension date								12 months
Maximum [Member] | Subsequent Event [Member]
Extension of Combination Period [Abstract]
Number of extensions to extend time to consummate a business combination | Extension	7		9
Maximum [Member] | Promissory Note [Member]
Extension of Combination Period [Abstract]
Principal amount						$ 1,500,000			$ 1,500,000
IPO [Member]
Extension of Combination Period [Abstract]
Lenders contribution deposited in trust account		$ 487,500
Lenders contribution deposited in trust account (in dollars per share) | $ / shares		$ 0.0975
IPO [Member] | Subsequent Event [Member]
Extension of Combination Period [Abstract]
Lenders contribution deposited in trust account			$ 487,500
Lenders contribution deposited in trust account (in dollars per share) | $ / shares			$ 0.0975